CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss from continuing operations	$ (103,406)	$ (16,800)	$ (38,420)
Net (loss) income from discontinued operations	112,771	(5,320)	(69,068)
Adjustments to reconcile net loss to net cash used in operating activities of continuing operations:
Share-based compensation expense	8,469	15,320	8,580
Impairment on and (Loss) earnings in equity method investments	59,001	(70)	7,464
Reduction in the carrying amount of the right-of-use assets	823	898	1,358
Depreciation and amortization	329	967	807
Write-down of Inventory	250	0	0
Impairment on available-for-sale investment	0	0	2,000
Impairment on long-term investment without readily determinable fair values	1,526	0	0
Impairment on goodwill	0	0	9,288
Write-offs of prepaid expenses and other current assets	2	281	418
Gain on settlement of accrued expenses and other current liabilities	(370)	0	0
Provision for doubtful accounts	0	0	(2)
Provision for amount due from a related party	0	0	12,408
Provision for amount due from the deconsolidated subsidiary	3,943	0	0
Consultant fee on security transfer	1,687	0	0
Fair value change of contingent consideration	(1,115)	1,027	(20,662)
Loss related to contingent liability settlement	13,246	0	0
Changes in operating assets and liabilities of continuing operations:
Accounts receivable	(1,144)	(44)	506
Prepaid expenses and other current assets	(4,078)	391	4,037
Inventory	96	287	256
Other non-current assets	(93)	603	82
Accounts payable	701	(320)	(1,216)
Amounts due from/to related parties	0	(7,909)	(6,495)
Amount due from subsidiary held for sale	(1,627)	(2,255)	0
Accrued expenses and other current liabilities	1,641	(3,055)	(7,877)
Deferred revenue	2,020	(148)	(24)
Operating lease liabilities	(805)	(2)	(2,392)
Income tax payable	(74)	(894)	1,482
Net cash used in operating activities from continuing operations	(18,978)	(11,723)	(28,402)
Net cash (used in) provided by operating activities from discontinued operations	870	(3,878)	(4,745)
Total cash used in operating activities	(18,108)	(15,601)	(33,147)
Cash flows from investing activities of continuing operations:
Proceeds from disposition of Renren SNS	0	0	6,090
Proceeds from repayment of the note issued by OPI	67,985	31,529	9,564
Proceeds from (purchase) sales of short-term investments	0	1,436	(1,436)
Proceeds from sales of long-term investments	(454)	0	0
Proceeds from disposal of equipment and property	1	58	111
Purchases of equipment and property	(103)	(221)	(412)
Cash disposed of from deconsolidation of subsidiaries	0	0	(343)
Purchases of preferred share	(6,000)	0	0
Proceeds from repayment of third-party loans	0	0	4,086
Net cash outflow from deconsolidation of a subsidiary	(4,299)	0	0
Net cash provided by investing activities from continuing operations	58,038	32,802	17,660
Net cash provided by (used in) investing activities from discontinued operations	0	0	1,223
Total cash provided by investing activities	58,038	32,802	18,883
Cash flows from financing activities of continuing operations:
Proceeds from exercise of share options	275	1	8
Repayment of convertible loans issued by Kaixin	0	0	(2,347)
Repayment of borrowings	(11,451)	(4,751)	(31,000)
Proceeds from borrowings	0	3,289	10,488
Advance from KAH's non-controlling Shareholder	0	0	3,386
Net cash used in financing activities from continuing operations	(11,176)	(1,461)	(19,465)
Net cash (used in) provided by financing activities from discontinued operations	267	3,917	(6,328)
Total cash (used in) provided by financing activities	(10,909)	2,456	(25,793)
Net (decrease) increase in cash and cash equivalents and restricted cash from continuing operations	27,884	19,618	(30,207)
Net (decrease) increase in cash and cash equivalents and restricted cash from discontinued operations	1,137	39	(9,850)
Cash and cash equivalents and restricted cash at beginning of year from continuing operations	34,087	14,733	43,745
Cash and cash equivalents and restricted cash at beginning of year from discontinued operations	3,162	3,189	13,768
Effect of exchange rate changes from continuing operations	(1,023)	(264)	1,195
Effect of exchange rate changes from discontinued operations	0	(66)	(729)
Cash and cash equivalents and restricted cash at end of year from continuing operations	65,247	34,087	14,733
Cash and cash equivalents and restricted cash at end of year from discontinued operations	0	3,162	3,189
Supplemental schedule of cash flows information from continuing operations:
Interest paid	51	337	565
Income taxes paid	0	0	0
Supplemental schedule of cash flows information from discontinued operations:
Interest paid	0	839	1,710
Income taxes paid	104	8	254
Schedule of non-cash activities from discontinued operations:
Right-of-use assets obtained in exchange for new operating lease liabilities	614	87	5,141
Gain On Deconsolidation	123,667	0	0
Continuing operations.
Schedule of non-cash activities from continuing operations:
Contingent consideration reclassification from liability to equity	0	0	20,849
Increase in equity method investments through the settlement of amount due from a related party	0	0	600
Conversion of a loan to a related party to equity investment into the related party	0	40,000	0
Discontinued operations
Schedule of non-cash activities from discontinued operations:
Beneficial conversion feature of a convertible loan issued by Kaixin	0	0	2,128
Conversion of convertible loans issued by Kaixin to kaixin's ordinary shares, including interest of $219	0	0	21,219
Acquisition of noncontrolling interest	0	0	1,512
Net assets disposal of a dealership	0	0	62
Net liabilities acquired in the reverse recapitalization, excluding cash acquired	0	0	5,053
Amount due to related party converted to ordinary shares	$ 0	$ (4,213)	$ 0